Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer credits	$ 6,724	$ 5,388
Accrued expenses	4,548	6,175
Derivative Instruments and Hedges, Liabilities	462	2,397
Other	1,062	1,853
Accrued expenses and other current liabilities	$ 12,796	$ 15,813